Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and Shareholders of iShares 0-5 Year High Yield Corporate Bond

ETF, iShares 0-5 Year Investment Grade Corporate Bond ETF, iShares 0-5 Year TIPS Bond ETF,

iShares 1-3 Year International Treasury Bond ETF, iShares Aaa - A Rated Corporate Bond ETF,

iShares BB Rated Corporate Bond ETF, iShares Broad USD High Yield Corporate Bond ETF,

iShares CMBS ETF, iShares Convertible Bond ETF, iShares Core 1-5 Year USD Bond ETF,

iShares Core International Aggregate Bond ETF, iShares Core Total USD Bond Market ETF,

iShares ESG Advanced High Yield Corporate Bond ETF, iShares Fallen Angels USD Bond ETF,

iShares Floating Rate Bond ETF, iShares Global Green Bond ETF, iShares GNMA Bond ETF,

iShares iBonds 2021 Term High Yield and Income ETF, iShares iBonds 2022 Term High Yield and Income

ETF, iShares iBonds 2023 Term High Yield and Income ETF, iShares iBonds 2024 Term High Yield and

Income ETF, iShares iBonds 2025 Term High Yield and Income ETF, iShares iBonds 2026 Term High

Yield and Income ETF, iShares iBonds 2027 Term High Yield and Income ETF, iShares iBonds Dec 2021

Term Corporate ETF, iShares iBonds Dec 2021 Term Muni Bond ETF, iShares iBonds Dec 2022 Term

Corporate ETF, iShares iBonds Dec 2022 Term Muni Bond ETF, iShares iBonds Dec 2023 Term Corporate

ETF, iShares iBonds Dec 2023 Term Muni Bond ETF, iShares iBonds Dec 2024 Term Corporate ETF,

iShares iBonds Dec 2024 Term Muni Bond ETF, iShares iBonds Dec 2025 Term Corporate ETF, iShares

iBonds Dec 2025 Term Muni Bond ETF, iShares iBonds Dec 2026 Term Corporate ETF, iShares iBonds

Dec 2026 Term Muni Bond ETF, iShares iBonds Dec 2027 Term Corporate ETF, iShares iBonds Dec 2027

Term Muni Bond ETF, iShares iBonds Dec 2028 Term Corporate ETF, iShares iBonds Dec 2028 Term

Muni Bond ETF, iShares iBonds Dec 2029 Term Corporate ETF, iShares iBonds Dec 2030 Term Corporate

ETF, iShares iBonds Dec 2031 Term Corporate ETF, iShares iBonds Dec 2021 Term Treasury ETF, iShares

iBonds Dec 2022 Term Treasury ETF, iShares iBonds Dec 2023 Term Treasury ETF, iShares iBonds Dec

2024 Term Treasury ETF, iShares iBonds Dec 2025 Term Treasury ETF, iShares iBonds Dec 2026 Term

Treasury ETF, iShares iBonds Dec 2027 Term Treasury ETF, iShares iBonds Dec 2028 Term Treasury

ETF, iShares iBonds Dec 2029 Term Treasury ETF, iShares iBonds Dec 2030 Term Treasury ETF, iShares

iBonds Dec 2031 Term Treasury ETF, iShares iBonds Mar 2023 Term Corporate ETF, iShares iBonds Mar

2023 Term Corporate ex-Financials ETF, iShares International Treasury Bond ETF, iShares J.P. Morgan

USD Emerging Markets Bond ETF, iShares TIPS Bond ETF, iShares Treasury Floating Rate Bond ETF,

iShares U.S. Fixed Income Balanced Risk Factor ETF, iShares U.S. Treasury Bond ETF and iShares Yield

Optimized Bond ETF

In planning and performing our audits of the financial statements of the funds listed in Appendix A,

(hereafter referred to as the “Funds”) as of and for the periods ended October 31, 2021, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we

considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.

Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail,

accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect

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misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB.

However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of October 31, 2021.

This report is intended solely for the information and use of the Board of Trustees of iShares Trust and the

Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 21, 2021

Appendix A

iShares Trust

iShares 0-5 Year TIPS Bond ETF

iShares 0-5 Year High Yield Corporate Bond ETF

iShares 0-5 Year Investment Grade Corporate Bond ETF

iShares 1-3 Year International Treasury Bond ETF

iShares Aaa - A Rated Corporate Bond ETF

iShares BB Rated Corporate Bond ETF ****

iShares Broad USD High Yield Corporate Bond ETF

iShares CMBS ETF

iShares Convertible Bond ETF

iShares Core 1-5 Year USD Bond ETF

iShares Core International Aggregate Bond ETF

iShares Core Total USD Bond Market ETF

iShares ESG Advanced High Yield Corporate Bond ETF

iShares Fallen Angels USD Bond ETF

iShares Floating Rate Bond ETF

iShares Global Green Bond ETF

iShares GNMA Bond ETF

iShares iBonds 2021 Term High Yield and Income ETF

iShares iBonds 2022 Term High Yield and Income ETF

iShares iBonds 2023 Term High Yield and Income ETF

iShares iBonds 2024 Term High Yield and Income ETF

iShares iBonds 2025 Term High Yield and Income ETF

iShares iBonds 2026 Term High Yield and Income ETF*

iShares iBonds 2027 Term High Yield and Income ETF**

iShares iBonds Dec 2021 Term Corporate ETF

iShares iBonds Dec 2021 Term Muni Bond ETF

iShares iBonds Dec 2022 Term Corporate ETF

iShares iBonds Dec 2022 Term Muni Bond ETF

iShares iBonds Dec 2023 Term Corporate ETF

iShares iBonds Dec 2023 Term Muni Bond ETF

iShares iBonds Dec 2024 Term Corporate ETF

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iShares iBonds Dec 2024 Term Muni Bond ETF

iShares iBonds Dec 2025 Term Corporate ETF

iShares iBonds Dec 2025 Term Muni Bond ETF

iShares iBonds Dec 2026 Term Corporate ETF

iShares iBonds Dec 2026 Term Muni Bond ETF

iShares iBonds Dec 2027 Term Corporate ETF

iShares iBonds Dec 2027 Term Muni Bond ETF

iShares iBonds Dec 2028 Term Corporate ETF

iShares iBonds Dec 2028 Term Muni Bond ETF

iShares iBonds Dec 2029 Term Corporate ETF

iShares iBonds Dec 2030 Term Corporate ETF

iShares iBonds Dec 2031 Term Corporate ETF***

iShares iBonds Dec 2021 Term Treasury ETF

iShares iBonds Dec 2022 Term Treasury ETF

iShares iBonds Dec 2023 Term Treasury ETF

iShares iBonds Dec 2024 Term Treasury ETF

iShares iBonds Dec 2025 Term Treasury ETF

iShares iBonds Dec 2026 Term Treasury ETF

iShares iBonds Dec 2027 Term Treasury ETF

iShares iBonds Dec 2028 Term Treasury ETF

iShares iBonds Dec 2029 Term Treasury ETF

iShares iBonds Dec 2030 Term Treasury ETF

iShares iBonds Dec 2031 Term Treasury ETF****

iShares iBonds Mar 2023 Term Corporate ETF

iShares iBonds Mar 2023 Term Corporate ex-Financials ETF

iShares International Treasury Bond ETF

iShares J.P. Morgan USD Emerging Markets Bond ETF

iShares TIPS Bond ETF

iShares Treasury Floating Rate Bond ETF

iShares U.S. Fixed Income Balanced Risk Factor ETF

iShares U.S. Treasury Bond ETF

iShares Yield Optimized Bond ETF

* November 10, 2020 (commencement of operations) to October 31, 2021

** July 7, 2021 (commencement of operations) to October 31, 2021

*** June 22, 2021 (commencement of operations) to October 31, 2021

**** July 13, 2021 (commencement of operations) to October 31, 2021

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